Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 10. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accounts payable - trade	$703	$485
Payroll and benefits	962	1,119
Royalty fees due to unrelated parties	5	4
Audit and tax fees	225	218
Legal	41	40
Other	172	44
Total accounts payable and accrued expenses	$2,108	$1,910